Leases - Schedule of weighted-average remaining lease term and discount rate (Q2) (Details)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Schedule of weighted average remaining lease term and discount rate [Abstract]
Weighted-average remaining lease term (in years) used for Operating leases	4 months 20 days	5 years 2 months 19 days	4 years 9 months	5 years 10 days
Weighted-average remaining lease term (in years) used for Finance leases		7 months 6 days	1 year 1 month 9 days	1 year 3 months 3 days
Weighted-average discount rate for Operating leases	5.85%	9.10%	9.08%	9.01%
Weighted-average discount rate used for Finance leases		3.41%	5.88%	6.46%